Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000003588
Average Annual Return [Line Items]
Average Annual Return, Percent	4.68%	2.61%	4.45%
Without Sales Load [Member] | C000003588
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	3.55%	4.94%
Without Sales Load [Member] | C000003590
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%	3.81%	5.19%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%